Document and Entity Information	Oct. 22, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001705696
Document Type	8-K/A
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	VICI Properties Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38372
Entity Tax Identification Number	81-4177147
Entity Address, Address Line One	535 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	949-4631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	VICI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by VICI Properties Inc. on October 22, 2021 (the “Original Form 8-K”) solely to change the item number under which certain information was previously disclosed in the Original Form 8-K. Specifically, the Original Form 8-K is hereby amended and restated in its entirety to provide that the information previously disclosed under Item 8.01—Other Events to the Original Form 8-K is furnished under Item 7.01—Regulation FD Disclosure and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and is not incorporated by reference into any of VICI Properties Inc’s filings, whether made before or after the date hereof, regardless of any general incorporation language in any such filing.